INTANGIBLE ASSETS, NET (Details Narrative) - USD ($)		6 Months Ended
	Dec. 23, 2024	Jun. 30, 2025	Jun. 30, 2024	Feb. 14, 2025
Amortization of intangible assets		$ 10,203	$ 10,168
Common Class A [Member]
Number of share, share-based consideration	$ 900,000
Current market price	$ 1			$ 0.0125